Net Interest Expense (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Line Items]
Interest cost	296	294	266
Interest capitalized to Properties	(13)	(15)	(11)
Interest expense	283	279	255
Interest income	(5)	(3)	(3)
Net interest expense	278	276	252